Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

August 20, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust’s Equity Funds, Fixed Income Funds and Money Market Funds (together, the “Funds”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Funds’ prospectuses dated July 31, 2019, filed pursuant to Rule 497(c) on July 30, 2019 (accession number 0001193125-19-206461). Such prospectuses are incorporated by reference into this Rule 497 documents.

Questions and comments concerning the filing may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

EXPLANATORY NOTE

Attached for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Prospectuses for the Fixed Income Fund, Global Sustainability Index Fund, High Yield Municipal Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, U.S. Government Select Money Market Fund and U.S. Treasury Index Fund, filed pursuant to Rule 497 on July 30, 2019 (accession number 0001193125-19-206461). Such Prospectuses are incorporated by reference into this Rule 497 document.